Financial liabilities - Disclosure of changes in derivative instruments (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities at beginning of period	€ 2,579	€ 566	€ 9,932
Issuance	2,158	3,585
Increase in fair value	1,462	3,046	0
Decrease in fair value	(1,413)	(1,006)	(9,366)
Repurchases		(2,591)
Exercises		(1,021)
Derivative financial liabilities at end of period	4,786	2,579	566
Kreos A BSA
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities at beginning of period	0	275	2,478
Issuance	0	0
Increase in fair value	0	986	0
Decrease in fair value	0	0	(2,203)
Repurchases		(489)
Exercises		(771)
Derivative financial liabilities at end of period	0	0	275
Kreos B BSA
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities at beginning of period	0	149	1,525
Issuance	0	0
Increase in fair value	0	440	0
Decrease in fair value	0	0	(1,376)
Repurchases		(339)
Exercises		(250)
Derivative financial liabilities at end of period	0	0	149
OCEANE conversion option
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities at beginning of period	0	142	5,929
Issuance	0	0
Increase in fair value	0	1,620	0
Decrease in fair value	0	0	(5,787)
Repurchases		(1,762)
Exercises		0
Derivative financial liabilities at end of period	0	0	142
Kreos/Claret BSA
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities at beginning of period	2,579	0	0
Issuance	0	3,585
Increase in fair value	0	0	0
Decrease in fair value	(1,413)	(1,006)	0
Repurchases		0
Exercises		0
Derivative financial liabilities at end of period	1,166	2,579	0
Kreos/Claret Minimum Return Indemnifications
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities at beginning of period	0	0	0
Issuance	2,158	0
Increase in fair value	1,462	0	0
Decrease in fair value	0	0	0
Repurchases		0
Exercises		0
Derivative financial liabilities at end of period	€ 3,620	€ 0	€ 0